Post-employment benefits for employees (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 17,775	$ 19,037
Current service cost	292	259
Interest cost	365	398
Past service costs and settlements	63	(85)
Administrative expenses	26	24
Remeasurement losses/(gains) arising from changes in financial assumptions	(587)	431
Remeasurement losses/(gains) arising from changes in demographic assumptions		(98)
Experience-related remeasurement losses/(gains)	273	76
Currency translation effects	1,988	(1,065)
Benefit payments	(1,428)	(1,373)
Contributions of employees	177	176
Effect of acquisitions, divestments or transfers	28	(5)
Benefit obligation at end of period	18,972	17,775
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	18,868	19,934
Interest income	333	369
Return on plan assets excluding interest income	960	682
Currency translation effects	2,297	(1,187)
Novartis contributions	418	381
Contributions of employees	177	176
Settlements		(110)
Benefit payments	(1,428)	(1,373)
Effect of acquisitions, divestments or transfers	(3)	(4)
Fair value of plan assets at end of period	21,622	18,868
Funded status	2,650	1,093
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(60)	(2,167)
Change in limitation on recognition of fund surplus	2	2,034
Currency translation effects		100
Interest income on limitation of fund surplus	(2)	(27)
Limitation on recognition of fund surplus at end of period	(60)	(60)
Net asset/(liability) in the balance sheet at end of period	2,590	1,033	$ (1,270)
Pension plans | Switzerland
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	12,843
Benefit obligation at end of period	13,820	12,843
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	15,225
Fair value of plan assets at end of period	17,831	15,225
Funded status	4,011	2,382
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	392	440
Current service cost	8	9
Interest cost	22	23
Past service costs and settlements	(23)	12
Remeasurement losses/(gains) arising from changes in financial assumptions	7	(10)
Remeasurement losses/(gains) arising from changes in demographic assumptions	(7)
Experience-related remeasurement losses/(gains)	(41)	(43)
Currency translation effects	7	(13)
Benefit payments	(31)	(26)
Benefit obligation at end of period	334	392
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	81	71
Interest income	4	3
Return on plan assets excluding interest income	12	7
Novartis contributions	31	26
Benefit payments	(31)	(26)
Fair value of plan assets at end of period	97	81
Funded status	(237)	(311)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net asset/(liability) in the balance sheet at end of period	$ (237)	$ (311)	$ (369)